Description of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of Business and Basis of Presentation
Note 1. Description of Business and Basis of Presentation
Description of Business
The Company is a live entertainment company comprised of iconic venues and marquee entertainment content. Utilizing the Company’s powerful brands and live entertainment expertise, the Company delivers unique experiences that set the standard for excellence and innovation while forging deep connections with diverse and passionate audiences. The Company is comprised of one reportable segment. As of March 31, 2023, there have been no changes to the reportable segment structure of the Company. See Note 1. to the Company’s audited combined financial statements and notes thereto as of June 30, 2022 and 2021 and for the three years ended June 30, 2022, 2021 and 2020 (“Audited Combined Annual Financial Statements”) included in the Company’s Information Statement, dated April 3, 2023 (the “Information Statement”), filed as Exhibit 99.1 to the Company’s Current Report on Form
8-K
filed on April 4, 2023 for additional information regarding the details of the Company’s business.
Spin-off
Transaction
On April 20, 2023 (the “MSGE Spinco Distribution Date”), Sphere Entertainment Co., formerly Madison Square Garden Entertainment Corp. (“Sphere Entertainment”), distributed approximately 67% of the outstanding common stock of Madison Square Garden Entertainment Corp., formerly MSGE Spinco, Inc. (“MSG Entertainment” or the “Company”), to its stockholders (the “MSGE Spinco Distribution”), with Sphere Entertainment retaining approximately 33% of the outstanding common stock of MSG Entertainment (in the form of Class A common stock) (the “MSGE Retained Interest”) immediately following the MSGE Spinco Distribution. The Company owns the traditional live entertainment business previously owned and operated by Sphere Entertainment through its Entertainment business segment, excluding Sphere (which was retained by Sphere Entertainment after the MSGE Spinco Distribution Date). In the MSGE Spinco Distribution, stockholders of Sphere Entertainment received (a) one share of MSG Entertainment’s Class A common stock, par value $0.01 per share, for every share of Sphere Entertainment’s Class A common stock, par value $0.01 per share, held of record as of the close of business, New York City time, on April 14, 2023 (the “Record Date”), and (b) one share of MSG Entertainment’s Class B common stock, par value $0.01 per share, for every share of Sphere Entertainment’s Class B common stock, par value $0.01 per share, held of record as of the close of business, New York City time, on the Record Date. The Company’s combined statements of operations for the three and nine months ended March 31, 2023 and 2022 were prepared on a stand-alone basis derived from the consolidated financial statements and accounting records of Sphere Entertainment, and are presented as carve-out
financial statements, because the Company was not a standalone public company prior to the MSGE Spinco Distribution.
Advertising Sales Representation Agreement Termination
The advertising sales representation agreement (the “Networks Advertising Sales Representation Agreement”) between the Company and Sphere Entertainment’s subsidiary, MSGN Holdings, L.P. (“MSG Networks”), pursuant to which the Company had the exclusive right and obligation to sell MSG Networks advertising availabilities for a commission, was terminated effective as of December 31, 2022. The Company recognized $0 and $8,802 of revenue from the Networks Advertising Sales Representation Agreement for the three and nine months ended March 31, 2023, respectively, and $9,621 and $17,015 of revenue for the three and nine months ended March 31, 2022, respectively. The termination of the Networks Advertising Sales Representation Agreement has impacted the operating results of the Company for the three and nine months end March 31, 2023 and will impact the operating results of the Company on a go forward basis. As a result, after December 31, 2022, the Company no longer recognizes advertising sales commission revenue or the employee costs related to the MSG Networks advertising sales agency.
Basis of Presentation
The Company reports on a fiscal year basis ending on June 30 th
(“Fiscal Year”). In these unaudited condensed combined interim financial statements, the years ended on June 30, 2023 and 2022 are referred to as “Fiscal Year 2023” and “Fiscal Year 2022,” respectively. Certain Fiscal Year 2022 amounts have been reclassified to conform to the Fiscal Year 2023 presentation.
The accompanying interim condensed combined financial statements of the Company (the “condensed combined financial statements”) were prepared on a stand-alone basis derived from the consolidated financial statements and accounting records of Sphere Entertainment. These financial statements reflect the combined historical results of operations, financial position and cash flows of the Company in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information, the instructions of
Rule 10-01
of Regulation
S-X
of the Securities and Exchange Commission (“SEC”), and SEC Staff Accounting Bulletin (SAB) Topic
1-B,
Allocation of Expenses and Related Disclosure in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of Another Entity
, and should be read in conjunction with the Company’s
Audited Combined Annual Financial Statements. References to U.S. GAAP issued by the Financial Accounting Standards Board (“FASB”) in these footnotes are to the
FASB Accounting Standards
Codification,
also referred to as “ASC.”
Prior to the MSGE Spinco Distribution, separate financial statements have not been prepared for the Company and it has not operated as a stand-alone business from Sphere Entertainment. The condensed combined financial statements include certain assets and liabilities that have historically been held by Sphere Entertainment or by other Sphere Entertainment subsidiaries but are specifically identifiable or otherwise attributable to the Company. The condensed combined financial statements are presented as if the Company’s businesses had been combined for all periods presented. The assets and liabilities in the condensed combined financial statements have been reflected on a historical cost basis, as immediately prior to the MSGE Spinco Distribution, all of the assets and liabilities presented were wholly owned by Sphere Entertainment and were transferred to the Company at a carry-over basis.
The condensed combined statements of operations include allocations for certain support functions that are provided on a centralized basis and not historically recorded at the business unit level by Sphere Entertainment, such as expenses related to executive management, finance, legal, human resources, government affairs, and information technology, among others. As part of the MSGE Spinco Distribution, certain corporate and operational support functions were transferred to the Company and therefore, charges were reflected in order to properly burden all business units comprising Sphere Entertainment’s historical operations. These expenses have been allocated to Sphere Entertainment on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis of combined assets, headcount or other measures of the Company or Sphere Entertainment, which are recorded as a reduction of either direct operating expenses or selling, general and administrative expenses.
Management believes the assumptions underlying the condensed combined financial statements, including the assumptions regarding allocating general corporate expenses, are reasonable. Nevertheless, the condensed combined financial statements may not include all of the actual expenses that would have been incurred by the Company and may not reflect its combined results of operations, financial position and cash flows had it been a stand-alone company during the periods presented. Actual costs that would have been incurred if the Company had been a stand-alone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure. The Company is unable to quantify the amounts that it would have recorded during the historical periods on a stand-alone basis as it is not practicable to do so. See Note 15. Related Party Transactions for more information regarding allocations of certain costs from the Company to Sphere Entertainment.
Sphere Entertainment uses a centralized approach to cash management and financing of operations. Cash is managed centrally with net earnings reinvested and working capital requirements met from existing liquid funds. The Company’s cash in excess of minimum liquidity requirements under the credit facilities was available for use and was regularly “swept” historically. Cash and cash equivalents were attributed to the Company for each of the periods presented, as such cash was held in accounts legally owned by the Company. See Note 10. Credit Facilities for more information regarding the Company’s debt facilities. Transfers of cash both to and from Sphere Entertainment are included as components of Sphere Entertainment investment on the condensed combined statements of divisional equity (deficit).
Sphere Entertainment’s net investment in the Company has been presented as a component of divisional equity (deficit) in the condensed combined financial statements. Distributions made by Sphere Entertainment to the Company or to Sphere Entertainment from the Company are recorded as transfers to and from Sphere Entertainment, and the net amount is presented on the condensed combined statements of cash flows as “Net transfers to Sphere Entertainment and Sphere Entertainment’s subsidiaries.”
In the opinion of the Company, the accompanying financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of March 31, 2023 and its results of operations for the three and nine months ended March 31, 2023, and 2022, and cash flows for the nine months ended March 31, 2023 and 2022. The condensed combined balance sheet as of Fiscal Year 2022 was derived from the Audited Combined Annual Financial Statements but does not contain all of the footnote disclosures from the Audited Combined Annual Financial Statements.
The results of operations for the periods presented are not necessarily indicative of the results that might be expected for future interim periods or for the full year. As a result of the production of the
Christmas Spectacular Starring the Radio City Rockettes
(the “
Christmas Spectacular
”), and arena license fees in connection with the use of Madison Square Garden (“The Garden”) by the New York Knicks (the “Knicks”) of the National Basketball Association (the “NBA”) and the New York Rangers (the “Rangers”) of the National Hockey League (the “NHL”), the Company generally earns a disproportionate share of its annual revenues in the second and third quarters of its fiscal year.
Impact of the
COVID-19
Pandemic
The Company’s operations and operating results were not materially impacted by the
COVID-19
pandemic during the three and nine months ended March 31, 2023, as compared to the prior year period, which was impacted by fewer ticketed events at our venues in the first half of the fiscal year due to the lead-time required to book touring acts and artists and the postponement or cancellation of select bookings at our venues (including the partial cancellation of the 2021 production of the
Christmas Spectacular
) during the second and third quarters of the fiscal year. See Note 1. Description of Business and Basis of Presentation in the Company’s Audited Combined Annual Financial Statements for additional information regarding the impact of the
COVID-19
pandemic on the Company’s business.
It is unclear to what extent
COVID-19
concerns, including new variants, could result in new government- or league-mandated capacity, other restrictions, vaccination/mask requirements, or impact the use of and/or demand for our venues, demand for our sponsorship and advertising assets, deter our employees and vendors from working at our venues (which may lead to difficulties in staffing) or otherwise materially impact our o perations.

MSGE SPINCO, INC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of Business and Basis of Presentation
Note 1. Description of Business and Basis of Presentation
In connection with the Distribution on April 20, 2023, MSGE Spinco, Inc. was renamed Madison Square Garden Entertainment Corp. and MSG Entertainment was renamed Sphere Entertainment Co., both of which are referred to as such elsewhere in this prospectus.
The Proposed Distribution
On December 6, 2022, the board of directors of MSG Entertainment authorized MSG Entertainment management to explore a potential tax-free
spin-off
of the traditional live entertainment business from the MSG Sphere, MSG Networks, and Tao Group Hospitality businesses, and approved the filing of a Form 10 registration statement and amendments thereto.
MSGE Spinco, Inc. (“Spinco” or the “Company”) was incorporated in the state of Delaware on September 15, 2022 to be the company to hold the traditional live entertainment business of MSG Entertainment. In the first step of the transaction, record holders of MSG Entertainment Class A and Class B common stock would receive a pro-rata
distribution expected to be equivalent, in aggregate, to approximately 67% of the economic interest in the Company (the “Distribution”). The remaining approximately 33% economic interest in the Company would be retained by MSG Entertainment, subject to completion of the Distribution. Completion of the Distribution is subject to various conditions, including final approval by the board of directors of MSG Entertainment, receipt of a tax opinion from counsel and the filing and effectiveness of the registration statement with the SEC (defined below). References to “Spinco” or the “Company” include the subsidiaries of MSG Entertainment that will be subsidiaries of the Company at the time of the Distribution. MSG Entertainment will be required by applicable tax rules to dispose of the retained interest within a fixed period of time, which may occur through a series of steps including sales, exchange offers or pro rata distributions. MSG Entertainment expects to dispose of such retained interest within one year of the date of the Distribution, subject to market conditions.
Description of Business
The Company is a live entertainment company, comprised of iconic venues, and marquee entertainment content. Utilizing the Company’s powerful brands and live entertainment expertise, the Company delivers unique experiences that set the standard for excellence and innovation while forging deep connections with diverse and passionate audiences.
The Company is comprised of one reportable segment. The Company’s decision to organize as one reportable segment is based upon the manner in which its operations are managed, and the criteria used by the Company’s Executive Chairman and Chief Executive Officer, its Chief Operating Decision Maker (“CODM”), to evaluate segment performance. The Company’s CODM reviews total company operating results to assess overall performance and allocate resources.
The Company’s portfolio of venues includes: Madison Square Garden (“The Garden”), Hulu Theater at Madison Square Garden (“Hulu Theater”), Radio City Music Hall, the Beacon Theatre, and The Chicago Theatre. The Company also owns and produces the original production, the
Christmas Spectacular Starring the Radio City Rockettes
(the “
Christmas Spectacular
”). The Company also has a bookings business, which showcases a broad array of compelling concerts, family shows and special events, as well as a diverse mix of sporting events, for millions of guests annually.

The Company conducts a significant portion of its operations at venues that it either owns or operates under long-term leases. The Company owns The Garden, Hulu Theater and The Chicago Theatre, and leases Radio City Music Hall and the Beacon Theatre.
All of the Company’s revenues and assets are attributed to or located in the United States and are primarily concentrated in the New York City metropolitan area.
Basis of Presentation
The Company reports on a fiscal year basis ending on June 30. In these combined financial statements, the fiscal years ended June 30, 2022, 2021 and 2020 are referred to as “Fiscal Year 2022,” “Fiscal Year 2021,” and “Fiscal Year 2020,” respectively, and the fiscal year ending June 30, 2023 is referred to as “Fiscal Year 2023.”
The combined financial statements of the Company (the “combined financial statements”) were prepared on a stand-alone basis derived from the consolidated financial statements and accounting records of MSG Entertainment. These financial statements reflect the combined historical results of operations, financial position and cash flows of the Company in accordance with U.S. generally accepted accounting principles (“GAAP”) and SEC Staff Accounting Bulletin (SAB) Topic
1-B,
Allocation of Expenses and Related Disclosure in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of Another Entity
. References to U.S. GAAP issued by the Financial Accounting Standards Board (“FASB”) in these footnotes are to the
FASB Accounting Standards
Codification,
also referred to as “ASC.”
Historically, separate financial statements have not been prepared for the Company and it has not operated as a stand-alone business from MSG Entertainment. The combined financial statements include certain assets and liabilities that have historically been held by MSG Entertainment or by other MSG Entertainment subsidiaries but are specifically identifiable or otherwise attributable to the Company. The combined financial statements are presented as if the Company’s businesses had been combined for all periods presented. The assets and liabilities in the combined financial statements have been reflected on a historical cost basis, as immediately prior to the Distribution of all of the assets and liabilities presented are wholly owned by MSG Entertainment and are being transferred to the Company at a carry-over basis.
Fiscal Year 2020 includes additional
carve-out
allocations as the combined financial statements for the period from July 1, 2019 to April 17, 2020 were prepared on a stand alone basis derived from the consolidated financial statements and accounting records of Madison Square Garden Sports Corp. (“MSG Sports”). This was a result of a distribution of all the outstanding common stock of MSG Entertainment to MSG Sports stockholders on April 17, 2020 (referred herein as the “2020 Entertainment Distribution”).
The combined statements of operations include allocations for certain support functions that are provided on a centralized basis and not historically recorded at the business unit level by MSG Entertainment and MSG Sports (for the period from July 1, 2019 to April 17, 2020), such as expenses related to executive management, finance, legal, human resources, government affairs, information technology, and venue operations, among others. As part of the Distribution, certain corporate and operational support functions are being transferred to the Company and therefore, charges were reflected in order to properly burden all business units comprising MSG Entertainment’s historical operations. These expenses have been allocated to MSG Entertainment on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis of combined assets, headcount or other measures of the Company or MSG Entertainment, which are recorded as a reduction of either direct operating expenses or selling, general and administrative expense.
Management believes the assumptions underlying the combined financial statements, including the assumptions regarding allocating general corporate expenses, are reasonable. Nevertheless, the combined financial statements may not include all of the actual expenses that would have been incurred by the Company and may not reflect its combined results of operations, financial position and cash flows had it been a stand-alone company during the periods presented. Actual costs that would have been incurred if the Company had been a stand-alone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure. The Company is unable to quantify the amounts that it would have recorded during the historical periods on a stand-alone basis as it is not practicable to do so. See Note 19, Related Party Transactions for more information regarding allocations of certain costs from the Company to MSG Entertainment.
MSG Entertainment uses a centralized approach to cash management and financing of operations. Cash is managed centrally with net earnings reinvested and working capital requirements met from existing liquid funds. The Company’s cash in excess of minimum liquidity requirements under the credit facilities was available for use and was regularly “swept” historically. Cash and cash equivalents were attributed to the Company for each of the periods presented, as such cash was held in accounts legally owned by the Company. See Note 14, Credit Facilities for more information regarding the Company’s debt facilities. Transfers of cash both to and from MSG Entertainment are included as components of MSG Entertainment investment on the combined statements of divisional equity (deficit).
MSG Entertainment’s net investment in the Company has been presented as a component of divisional equity (deficit) in the combined financial statements. Distributions made by MSG Entertainment to the Company or to MSG Entertainment from the Company are recorded as transfers to and from MSG Entertainment, and the net amount is presented on the combined statements of cash flows as “Net transfers (to)/from MSG Entertainment and MSG Entertainment’s subsidiaries.”
Impact of the
COVID-19
Pandemic
The Company’s operations and operating results have been materially impacted by the
COVID-19
pandemic (including
COVID-19
variants) and actions taken in response by governmental authorities and certain professional sports leagues during Fiscal Years 2020, 2021 and 2022. For the majority of Fiscal Year 2021, substantially all of our business operations were suspended. Fiscal Year 2022 was also impacted by the pandemic, with fewer ticketed events at our venues in the first half of the fiscal year as compared with Fiscal Year 2019 (the last full fiscal year not impacted by
COVID-19)
due to the lead-time required to book touring acts and artists, and an increase in
COVID-19
cases due to a new variant, which resulted in a number of events at our venues being cancelled or postponed in the fiscal second and third quarters.
As a result of government-mandated assembly limitations and closures, all of our venues were closed beginning in March 2020. Use of The Garden resumed for Knicks and Rangers home games without fans in December 2020 and January 2021, respectively, and was available at 10% seating capacity from February through May 2021 subject to certain safety protocols and social distancing. Beginning in May 2021, all of our New York venues were permitted to host guests at full capacity, subject to certain restrictions, and effective June 2021, The Chicago Theatre was permitted to host events without restrictions. Guests of our Chicago and New York venues were also subject to certain vaccination requirements until February and March 2022, respectively. As a result, our venues no longer require guests to provide proof of
COVID-19
vaccination before entering (although specific performers may require enhanced protocols).
For Fiscal Year 2021, the majority of ticketed events at our venues were postponed or cancelled. For Fiscal Year 2022 and as of the date of this filing, live events have been permitted to be held at all of our venues and we are continuing to host and book new events. As a result of an increase in cases of a
COVID-19
variant, select bookings were postponed or cancelled at our venues in the second and third quarters of Fiscal Year 2022.

Variants of
COVID-19
that arise in the future may result in additional postponements or cancellations of bookings at our venues.
The impact of the
COVID-19
pandemic on our operations also included the partial cancellation of the 2021 production of the
Christmas Spectacular
and the cancellation of the 2020 production of the
Christmas Spectacular
.
The Company’s long-term Arena License Agreements with MSG Sports require the Knicks and Rangers to play their home games at The Garden. As discussed above, capacity restrictions, use limitations and social distancing requirements were in place for the entirety of the Knicks and Rangers
2020-21
regular seasons, which materially impacted the payments we received under the Arena License Agreements for Fiscal Year 2021. On July 1, 2021, the Knicks and Rangers began paying the full amounts provided for under their respective Arena License Agreements. The Knicks and the Rangers each completed their 2021-2022
82-game
regular seasons, with the Rangers advancing to the playoffs.
It is unclear to what extent
COVID-19
concerns, including with respect to new variants, could result in new government or league-mandated capacity restrictions or vaccination/mask requirements or impact the use of and/or demand for our venues, demand for our sponsorship and advertising assets, deter our employees and vendors from working at our venues (which may lead to difficulties in staffing) or otherwise materially impact our operations.